Related Party Transactions (Details) - Schedule of sales to related parties - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Sales to related parties
Total	$ 6,987	$ 105,868
Hunyuan Baiyang Food Co., Ltd. [Member]
Sales to related parties
Total		61,019
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Sales to related parties
Total	$ 6,987
Q Green Techcon Private Limited [Member]
Sales to related parties
Total		$ 44,849